[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

August 27, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Center Coast MLP & Infrastructure Fund
Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 (File Nos. 333-188550 and 811-22843)

Ladies and Gentlemen:

On behalf of Center Coast MLP & Infrastructure Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $136.40 to cover the registration fee under the Securities Act was previously paid.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure